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                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

        SUPPLEMENT TO PROSPECTUSES & STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 14, 2003

Effective March 15, 2003, United Missouri Bank Fund Services, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301, will serve as the Funds' Transfer and Dividend Disbursing Agent. Accordingly, references to Boston Financial Services and State Street Bank and Trust Company are replaced under "Simplified Account Information" in the Prospectus and under "Transfer and Dividend Disbursing Agent, Legal Counsel and Independent Auditors" in the Statement of Additional Information. Instructions for purchase, exchange and redemption of shares are as follows:

PURCHASES OF SHARES BY CHECK: Mail application and check, payable to Nicholas-Applegate Institutional Funds to:

                     Nicholas-Applegate Institutional Funds
                                  P.O. Box 480
                        Milwaukee, Wisconsin 53201-0480.

Send private courier overnight delivery service to:

                     Nicholas-Applegate Institutional Funds
                        803 West Michigan Street, Suite A
                        Milwaukee, Wisconsin 53233-2301.

PURCHASES OF SHARES BY BANK WIRE: Instruct your bank to wire the amount you wish to invest to:

                                 UMB Bank, N.A.
                                 Kansas City, MO
                                 ABA: #101000695
                     For credit to: Nicholas-Applegate Funds
                              Account #: 9871062937
                             For further credit to:
                               Investor Account #
                          Name or Account Registration
                                   SSN or TIN
                                  Name of Fund

EXCHANGES BY MAIL: Exchange requests must be in writing, including: the name on the account, the name of the Fund and the account number your are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail, courier or overnight deliver this request to the relevant address listed above under "Purchase of Shares by Check".

SELLING OR REDEEMING SHARES IN WRITING: Include the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail, courier or overnight this request to the relevant address listed above under "Purchase of Shares by Check".